Cover Page		12 Months Ended
	Jan. 23, 2025	Dec. 31, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 23, 2025
1-36518	1-36518
Entity Registrant Name	XPLR INFRASTRUCTURE, LP
Entity Tax Identification Number	30-0818558
Entity Address, Address Line One	700 Universe Boulevard
Entity Address, City or Town	Juno Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33408
City Area Code	(561)
Local Phone Number	694-4000
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	NEP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001603145
Current Fiscal Year End Date		--12-31
Pre-commencement Issuer Tender Offer	false